Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Finance Income and Finance Expense
10. Finance Income and Finance Expense

(CAD$ in millions)	2025	2024
Finance income
Investment income	$262	$228
Accretion on long-term receivables	9	6
Total finance income	$271	$234

Finance expense
Debt interest	$110	$175
Interest on QB project financing	168	224
Interest on advances from SMM/SC	369	351
Interest on lease liabilities	51	49
Letters of credit and standby fees	21	28
Accretion on decommissioning and restoration provisions	147	121
Accretion on other liabilities	52	42
Other	17	29
	935	1,019
Less capitalized borrowing costs (Note 16)	(23)	(66)
Total finance expense	$912	$953